CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 125,236	$ 168,637	$ 237,883	$ 336,650
COST OF REVENUES	113,014	140,299	223,086	285,564
GROSS PROFIT	12,222	28,338	14,797	51,086
OPERATING COSTS AND EXPENSES
Research and development	7,396	7,582	16,891	15,582
Marketing, general and administrative	10,942	9,695	20,987	22,195
Reorganization costs		5,789		5,789
Amortization related to a lease agreement early termination	1,866		3,732
TOTAL OPERATING COSTS AND EXPENSES	20,204	23,066	41,610	43,566
OPERATING PROFIT (LOSS)	(7,982)	5,272	(26,813)	7,520
INTEREST EXPENSES, NET	(8,305)	(6,925)	(16,332)	(15,088)
OTHER FINANCING EXPENSE, NET	(8,213)	(1,784)	(7,227)	(12,150)
OTHER INCOME (EXPENSE), NET	201	(1,019)	(59)	(1,019)
LOSS BEFORE INCOME TAX	(24,299)	(4,456)	(50,431)	(20,737)
INCOME TAX BENEFIT (EXPENSE)	1,412	(4,948)	4,393	(7,984)
LOSS FOR THE PERIOD	$ (22,887)	$ (9,404)	$ (46,038)	$ (28,721)
BASIC LOSS PER ORDINARY SHARE
Loss per share	$ (0.59)	$ (0.43)	$ (1.44)	$ (1.31)
Weighted average number of ordinary shares outstanding - in thousands	39,073	22,018	31,924	21,899